--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                             RYDEX ADVISOR VARIABLE
                  [LOGO]                        ANNUITY ACCOUNT
                                                 ANNUAL REPORT
                                               December 31, 1997
                                      6116 Executive Boulevard, Suite 400
                                              Rockville, MD 20852
                                          (301) 468-8520 888/667-4936

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dear Contract Owners:

    In our first Annual Report to Rydex Advisor Variable Annuity Account contract holders, we would like to take this opportunity to welcome you to the Great American Reserve Insurance Company and Rydex family. It is our continuing goal to provide you with innovative investment vehicles that offer you the flexibility to take advantage of market fluctuations.

    1997 can be described as a year of volatility and impressive stock market gains. Market momentum, driven by the best performing stock market quarter in a decade, continued into the third quarter. Propelled by lower interest rates, improved business productivity and robust corporate profits, the broad market averages reached new highs by the beginning of August.

    Market momentum then began to stall as earnings disappointments and the Asian currency implosion caused stocks to retreat. A trading range was established through late summer until early fall as Asian worries began to mushroom into broad-based fears about U.S. stock prices. For three consecutive trading days in late October, Wall Street's major indices took a beating, culminating on October 27th, when the Dow Jones Industrial Average tumbled more than 550 points. This was its biggest point loss in history and its worst decline since the "Black Monday" crash 10 years earlier. Other equity indices, most notably the S&P 500 Composite Stock Price Index and the NASDAQ 100-TM-Index also sustained similar losses. In addition, the Philadelphia Gold and Silver (XAU) Index's long-term downward trend was exacerbated by the prospect of lower inflation and by potentially weaker demand from Asia.

    By November, the major market indices had recovered from the big October plunge. This volatility, along with future uncertainty in the equity markets, ignited a bond market rally as a flight to safety and the anticipation of slower growth sent investors to the refuge of U.S. Government Bonds. At year end, the yield on the 30 year U.S. Treasury Bond fell to 5.92%, the lowest yield since December of 1995.

    What a year! In 1997, the U.S. economy reveled in strong 3.8% growth, mild 1.8% inflation, 4.6% unemployment, low interest rates, fat profits, and a seemingly unstoppable stock market. Aside from the Asian scenario, the U.S. economy heads into 1998 easily in the best shape it has been in since the 1960s.

    Thank you for investing in the Rydex Advisor Variable Annuity. If you need additional information or have any questions, please call us at (888) 667-4936 to request a current prospectus containing more complete information including management fees, charges and expenses. Please read the prospectus carefully before you invest or send money.

       [/S/ ALBERT P. VIRAGH, JR.]

Albert P. (Skip) Viragh, Jr.
Chairman

                         RYDEX ADVISOR VARIABLE ANNUITY

                                NOVA SUBACCOUNT

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 1997

--------------------------------------------------------------------------------

                                                                          MARKET
                                                            SHARES         VALUE
                                                       -----------   -----------
COMMON STOCKS 8.9%
Standard & Poor's Depository Receipts (Cost $795,090)        9,120   $   885,210
                                                                     -----------


                                                         CONTRACTS
                                                       -----------
OPTIONS PURCHASED 14.8%
Call Options on:
  S&P 500 Index Expiring March 1998 at 700 (Cost
    $1,437,407)                                                 53     1,470,087
                                                                     -----------

                                                       FACE AMOUNT
                                                       -----------
REPURCHASE AGREEMENT 76.3%
Repurchase Agreement Collateralized by U.S. Treasury
  Obligations-- 6.50% 1/02/1998                        $ 7,573,896     7,573,896
                                                                     -----------
    Total Investments 100% (Cost $9,806,393)                         $ 9,929,193
                                                                     -----------
                                                                     -----------

--------------------------------------------------------------------------------

                                                                      UNREALIZED
                                                         CONTRACTS          GAIN
                                                       -----------   -----------
FUTURES CONTRACTS PURCHASED
S&P 500 Futures Contracts Expiring March 1998
  (Underlying Face Amount at Market Value $7,588,025)           31   $    76,118
                                                                     -----------
                                                                     -----------

See Notes to Financial Statements.

                         RYDEX ADVISOR VARIABLE ANNUITY

                                URSA SUBACCOUNT

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 1997

--------------------------------------------------------------------------------

                                                             MARKET
                                          FACE AMOUNT         VALUE
                                         ------------   -----------
REPURCHASE AGREEMENT 100%
Repurchase Agreement Collateralized by
  U.S. Treasury Obligations-- 6.50%
  1/02/1998                               $ 1,560,137   $ 1,560,137
                                                        -----------
    Total Investments 100% (Cost
      $1,560,137)                                       $ 1,560,137
                                                        -----------
                                                        -----------

-------------------------------------------------------------------


                                                         UNREALIZED
                                               SHARES          LOSS
                                         ------------   -----------
COMMON STOCK SOLD SHORT
Standard & Poor's Depository Receipts
  (Underlying Face Amount at Market
  Value $1,892,719)                            19,500   $   (63,495)
                                                        -----------
                                                        -----------

                                            CONTRACTS
                                         ------------
FUTURES CONTRACTS SOLD
S&P 500 Future Contract Expiring March
  1998
  (Underlying Face Amount at Market
  Value $979,100)                                   4   $   (13,828)
                                                        -----------
                                                        -----------

See Notes to Financial Statements.

                         RYDEX ADVISOR VARIABLE ANNUITY

                            MONEY MARKET SUBACCOUNT

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 1997

--------------------------------------------------------------------------------

                                                           MARKET
                                         FACE AMOUNT        VALUE
                                         -----------  -----------
REPURCHASE AGREEMENT 100%
Repurchase Agreement Collateralized by
  U.S. Treasury Obligations--
  6.50% 1/02/1998                        $17,605,331  $17,605,331
                                                      -----------
    Total Investments 100% (Cost
      $17,605,331)                                    $17,605,331
                                                      -----------
                                                      -----------

See Notes to Financial Statements.

                         RYDEX ADVISOR VARIABLE ANNUITY

                                 OTC SUBACCOUNT

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 1997

--------------------------------------------------------------------------------

                                                                      MARKET
                                                         SHARES        VALUE
                                                    -----------   ----------
COMMON STOCKS 89.6%
  Microsoft Corp.*                                      3,836     $  495,803
  Intel Corp.                                           5,223        366,916
  Cisco Systems, Inc.*                                  3,320        185,062
  Worldcom, Inc.*                                       3,038         91,899
  Dell Computer Corp.*                                  1,093         91,812
  MCI Communications Corp.                              1,858         79,546
  Oracle Corp.*                                         3,221         71,857
  Sun Microsystems, Inc.*                               1,227         48,927
  Amgen, Inc.*                                            879         47,576
  Tele-Communications, Inc.*                            1,572         43,918
  3Com Corp.*                                           1,152         40,248
  Applied Materials, Inc.*                              1,231         37,084
  Comcast Corp. Special Class A                         1,028         32,446
  Tellabs, Inc.*                                          603         31,884
  HBO & Company                                           661         31,728
  Costco Companies, Inc.*                                 708         31,595
  Peoplesoft, Inc.*                                       744         29,016
  BMC Software, Inc.*                                     334         21,919
  PanAmSat Corp.*                                         495         21,347
  Nextel Communications, Inc.*                            802         20,852
  Parametric Technology Corp.*                            420         19,897
  Compuware Corp.*                                        574         18,368
  Paychex, Inc.                                           361         18,276
  ADC Telecommunications, Inc.*                           431         17,994
  Ascend Communications, Inc.*                            635         15,558
  Nordstrom, Inc.                                         253         15,275
  Northwest Airlines Corp.*                               316         15,128

                                                                      MARKET
                                                         SHARES        VALUE
                                                    -----------   ----------
  Staples, Inc.*                                          541     $   15,013
  Maxim Integrated Products, Inc.*                        434         14,973
  Linear Technology Corp.                                 257         14,810
  Adaptec, Inc.*                                          379         14,070
  PACCAR, Inc.                                            259         13,597
  Sigma Aldrich Corp.                                     335         13,316
  Cintas Corp.                                            324         12,636
  Network Associates, Inc.*                               232         12,267
  Qualcomm, Inc.*                                         224         11,312
  KLA-Tencor Corp.*                                       278         10,738
  Starbucks Corp.*                                        263         10,093
  Chiron Corp.*                                           593         10,081
  Adobe Systems, Inc.                                     244         10,065
  Altera Corp.*                                           298          9,871
  Biomet, Inc.                                            368          9,430
  DSC Communications Corp.*                               387          9,288
  Quantum Corp.*                                          452          9,068
  Novell, Inc.*                                         1,198          8,985
  Biogen, Inc.*                                           247          8,985
  Xilinx, Inc.*                                           243          8,520
  Netscape Communications Corp.*                          307          7,483
  US Office Products Company*                             375          7,359
  Atmel Corp.*                                            327          6,070
  Oxford Health Plans, Inc.*                              264          4,108
  Electronics for Imaging, Inc.*                          175          2,909
                                                                  ----------
    Total Common Stocks
      (Cost $2,304,292)                                           $2,196,978
                                                                  ----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                         RYDEX ADVISOR VARIABLE ANNUITY

                                 OTC SUBACCOUNT

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               December 31, 1997

--------------------------------------------------------------------------------

                                                                      MARKET
                                                      CONTRACTS        VALUE
                                                    -----------   ----------
OPTIONS PURCHASED 0.2%
Call Options on:
  NASDAQ 100 Call Option Contract Expiring January
  1998 at 990                                                 2   $    4,725
                                                                  ----------
    Total Call Options Purchased (Cost $7,006)                    $    4,725
                                                                  ----------

                                                    FACE AMOUNT
                                                    -----------
REPURCHASE AGREEMENT 10.2%
Repurchase Agreement Collateralized by U.S.
  Treasury Obligations--
  6.50% 1/02/1998                                      $249,003      249,003
                                                                  ----------
    Total Investments 100% (Cost $2,560,301)                      $2,450,706
                                                                  ----------
                                                                  ----------

----------------------------------------------------------------------------

                                                                      MARKET
                                                      CONTRACTS        VALUE
                                                    -----------   ----------
WRITTEN OPTIONS CONTRACTS
Put Options On:
  NASDAQ 100 Call Option Contract Expiring January
  1998 at 990
  (Proceeds $7,994)                                           2   $    4,200
                                                                  ----------
                                                                  ----------

See Notes to Financial Statements.

                         RYDEX ADVISOR VARIABLE ANNUITY

                           PRECIOUS METALS SUBACCOUNT

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 1997

--------------------------------------------------------------------------------

                                                                         MARKET
                                                               SHARES     VALUE
                                                              -------  --------
COMMON STOCKS 98.2%
Mining and Precious Metals Stocks
  Barrick Gold Corp., Class A                                  10,075  $187,647
  Newmont Mining Corp.                                          4,190   123,081
  Placer Dome, Inc.                                             6,550    83,103
  Battle Mountain Gold Co., Class A                             6,120    35,955
  Homestake Mining Co.                                          3,910    34,701
  TVX Gold, Inc.*                                               4,300    14,513
  Echo Bay Mines, Ltd.                                          3,660     8,921
  Hecla Mining Co.*                                             1,390     6,863
  ASA Limited                                                     330     6,786
  Coeur D'Alene Mines                                             590     5,310
  Pegasus Gold, Inc.*                                           1,040       650
                                                                       --------
    Total Common Stocks (Cost $467,626)                                $507,530
                                                                       --------


                                                                 FACE
                                                               AMOUNT
                                                              -------
REPURCHASE AGREEMENT 1.8%
Repurchase Agreement Collateralized by U.S. Treasury
  Obligations--
  6.50% 1/02/1998                                              $9,133     9,133
                                                                       --------
    Total Investments 100% (Cost $476,759)                             $516,663
                                                                       --------
                                                                       --------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                         RYDEX ADVISOR VARIABLE ANNUITY

                        U.S. GOVERNMENT BOND SUBACCOUNT

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 1997

--------------------------------------------------------------------------------

                                                                          MARKET
                                                          FACE AMOUNT      VALUE
                                                          -----------   --------
U.S. TREASURY OBLIGATIONS 76.3%
U.S. Treasury Bond 6.375% due 08/15/2027 (Cost $96,540)      $ 99,000   $104,352
U.S. Treasury Bond 6.125% due 11/15/2027 (Cost $565,685)      555,000    570,262
                                                                        --------
    Total U.S. Treasury Obligations (Cost $662,225)                      674,614
                                                                        --------


                                                            CONTRACTS
                                                          -----------
OPTIONS PURCHASED 9.2%
Call Options On:
  U.S. Treasury Bond Futures Contract Expiring March
    1998 at 100 (Cost $77,632)                                      4     81,875
                                                                        --------

                                                          FACE AMOUNT
                                                          -----------
REPURCHASE AGREEMENT 14.5%
Repurchase Agreement Collateralized by U.S. Treasury
  Obligations--
  6.50% due 1/02/1998                                        $128,019    128,019
                                                                        --------
    Total Investments 100.0% (Cost $867,876)                            $884,508
                                                                        --------
                                                                        --------

See Notes to Financial Statements.

                         RYDEX ADVISOR VARIABLE ANNUITY

                                JUNO SUBACCOUNT

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 1997

--------------------------------------------------------------------------------

                                                                          MARKET
                                                           FACE AMOUNT     VALUE
                                                           -----------   -------
REPURCHASE AGREEMENT 100.0%
Repurchase Agreement Collateralized by U.S. Treasury
  Obligations--
  6.50% 1/02/1998                                               $3,739   $ 3,739
                                                                         -------
    Total Investments 100% (Cost $3,739)                                 $ 3,739
                                                                         -------
                                                                         -------

See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                               December 31, 1997

--------------------------------------------------------------------------------

                                                                        MONEY
                                                NOVA        URSA       MARKET
                                          SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                                         -----------  ----------  -----------
ASSETS
  Securities at Market Value--See
    Accompanying Schedules               $ 9,929,193  $1,560,137  $17,605,331
  Receivable for Securities Sold                  --          --           --
  Receivable from Advisor, Net                    --          --        3,505
  Investment Income Receivable                 4,829         282        3,179
  Segregated Cash with Broker                376,875     830,661           --
  Segregated Cash with Custodian                  --     540,188           --
  Receivable for Units Purchased             235,039          --      620,308
  Receivable--Short Sales Open                    --   1,829,224           --
  Unamortized Organization Costs             102,062     102,062      102,062
  Prepaid Expenses                                --          --          165
  Other Assets                                   168      28,214        5,803
                                         -----------  ----------  -----------
    Total Assets                          10,648,166   4,890,768   18,340,353
                                         -----------  ----------  -----------
LIABILITIES
  Short Sale at Market Value                      --   1,892,719           --
  Payable for Units Redeemed                  49,937          --      235,014
  Organizational Expense Payable to
    Advisor                                  105,883     104,298      109,201
  Amounts due to GARCO                        38,935      13,934       92,766
  Other Liabilities                            5,375         973           --
                                         -----------  ----------  -----------
    Total Liabilities                        200,130   2,011,924      436,981
                                         -----------  ----------  -----------
NET ASSETS                               $10,448,036  $2,878,844  $17,903,372
                                         -----------  ----------  -----------
                                         -----------  ----------  -----------
Units Outstanding                            855,862     356,784    1,734,974
                                         -----------  ----------  -----------
                                         -----------  ----------  -----------
Unit Value                                    $12.21       $8.07       $10.32
                                         -----------  ----------  -----------
                                         -----------  ----------  -----------

See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                               December 31, 1997

--------------------------------------------------------------------------------

                                                        PRECIOUS               U.S.
                                                OTC       METALS         GOVERNMENT          JUNO
                                         SUBACCOUNT   SUBACCOUNT    BOND SUBACCOUNT    SUBACCOUNT
                                         ----------  -----------   ----------------   -----------
ASSETS
  Securities at Market Value--See
    Accompanying Schedules               $2,450,706    $516,663        $    884,508     $  3,739
  Receivable for Securities Sold              2,522          --                  --           --
  Receivable from Advisor, Net                5,893       4,686               3,328           --
  Investment Income Receivable                  657         330               6,821            1
  Segregated Cash with Broker                15,010          --                  --           --
  Unamortized Organization Costs            102,062     102,136             102,062      102,126
  Other Assets                                5,822          78                  --           --
                                         ----------  -----------   ----------------   -----------
    Total Assets                          2,582,672     623,893             996,719      105,866
                                         ----------  -----------   ----------------   -----------
LIABILITIES
  Written Options at Market Value             4,200          --                  --           --
  Payable for Units Redeemed                 90,730          --                  --           --
  Organization Expense Payable to
    Advisor                                 102,681     102,060             102,430      101,949
  Amounts due to GARCO                       17,656       3,587               2,220        3,695
  Other Liabilities                              --         336                  50          222
                                         ----------  -----------   ----------------   -----------
    Total Liabilities                       215,267     105,983             104,700      105,866
                                         ----------  -----------   ----------------   -----------
NET ASSETS                               $2,367,405    $517,910        $    892,019     $     --
                                         ----------  -----------   ----------------   -----------
                                         ----------  -----------   ----------------   -----------
Units Outstanding                           222,217      73,827              75,493           --
                                         ----------  -----------   ----------------   -----------
                                         ----------  -----------   ----------------   -----------
Unit Value                                   $10.65       $7.02              $11.82        $0.00
                                         ----------  -----------   ----------------   -----------
                                         ----------  -----------   ----------------   -----------

See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                  Period Ended December 31, 1997

--------------------------------------------------------------------------------

                                                                           MONEY
                                                NOVA          URSA        MARKET
                                         SUBACCOUNT*   SUBACCOUNT*   SUBACCOUNT*
                                         -----------   -----------   -----------
INVESTMENT INCOME
  Interest                                 $ 91,346    $    25,037     $367,414
  Dividends                                  11,944             --           --
                                         -----------   -----------   -----------
    Total Income                            103,290         25,037      367,414
                                         -----------   -----------   -----------
EXPENSES
  Advisory Fees                              20,858          8,957       33,131
  Tactical Allocation Fees                    6,953          2,488       13,252
  Mortality and Expense Risk Fee             34,763         12,441       82,827
  Organizational Expenses                    28,331         10,007       48,103
  Administration Fees                         4,172          1,493        9,939
  Custodian Fees                              6,272          3,904        6,151
  Portfolio Accounting Expenses              28,067          9,871       47,084
  Legal Expenses                             75,651         26,606      126,905
  Audit Fees                                 20,517          7,215       34,417
  Miscellaneous                              27,284          7,896       50,137
                                         -----------   -----------   -----------
    Total Expenses                          252,868         90,878      451,946
    Less Expenses Waived and Reimbursed
      by Investment Advisor                 174,988         62,511      306,170
                                         -----------   -----------   -----------
    Net Expenses                             77,880         28,367      145,776
                                         -----------   -----------   -----------
Net Investment Income (Loss)                 25,410         (3,330)     221,638
                                         -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities                     122,727       (180,926)          --
  Futures Contracts                         (10,350)        14,864           --
  Securities Sold Short                          --        (88,459)          --
                                         -----------   -----------   -----------
    Total Net Realized Gain (Loss)          112,377       (254,521)          --
Net Change in Unrealized Appreciation
  (Depreciation) on Investments,
  Options and Futures Contracts             198,918        (77,323)          --
                                         -----------   -----------   -----------
  Net Gain (Loss) on Investments            311,295       (331,844)          --
                                         -----------   -----------   -----------
Net Increase (Decrease) in Net Assets
  from Operations                          $336,705    $  (335,174)    $221,638
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------

    * DATE OF COMMENCEMENT OF OPERATIONS--MAY 7, 1997--NOVA SUBACCOUNT, URSA SUBACCOUNT AND MONEY MARKET SUBACCOUNT.

See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                  Period Ended December 31, 1997

--------------------------------------------------------------------------------

                                                       PRECIOUS              U.S.
                                                OTC      METALS        GOVERNMENT          JUNO
                                         SUBACCOUNT* SUBACCOUNT* BOND SUBACCOUNT*   SUBACCOUNT*
                                         ----------  ----------  ----------------   -----------
INVESTMENT INCOME
  Interest                               $   19,099  $      430      $      9,670    $  13,970
  Dividends                                     803       1,116                --           --
                                         ----------  ----------          --------   -----------
    Total Income                             19,902       1,546             9,670       13,970
                                         ----------  ----------          --------   -----------
EXPENSES
  Advisory Fees                               9,458       1,912               793        2,375
  Tactical Allocation Fees                    2,509         512               319          660
  Mortality and Expense Risk Fee             15,764       3,203             1,982        3,299
  Organizational Expenses                    13,197       2,922             1,703        2,867
  Administration Fees                         1,892         384               238          396
  Custodian Fees                             10,315       5,270             3,216        3,942
  Portfolio Accounting Expenses              12,717       2,832             1,766        2,663
  Legal Expenses                             34,276       5,748             3,655        6,419
  Audit Fees                                  9,296       2,070             1,291        1,947
  Miscellaneous                               4,876          --                --           --
                                         ----------  ----------          --------   -----------
    Total Expenses                          114,300      24,853            14,963       24,568
    Less Expenses Waived and Reimbursed
      by Investment Advisor                  79,023      17,722            11,151       16,914
                                         ----------  ----------          --------   -----------
    Net Expenses                             35,277       7,131             3,812        7,654
                                         ----------  ----------          --------   -----------
Net Investment Income (Loss)                (15,375)     (5,585)            5,858        6,316
                                         ----------  ----------          --------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities                    (117,977)   (365,727)           14,916      (11,273)
  Written Options                            36,474          --                --           --
  Futures Contracts                              --          --                --      (15,207)
                                         ----------  ----------          --------   -----------
    Total Net Realized Gain (Loss)          (81,503)   (365,727)           14,916      (26,480)
Net Change in Unrealized Appreciation/
  (Depreciation) on Investments,
  Options and Futures Contracts            (105,801)     39,904            16,633           --
                                         ----------  ----------          --------   -----------
  Net Gain (Loss) on Investments           (187,304)   (325,823)           31,549      (26,480)
                                         ----------  ----------          --------   -----------
Net Increase (Decrease) in Net Assets
  from Operations                        $ (202,679) $ (331,408)     $     37,407    $ (20,164)
                                         ----------  ----------          --------   -----------
                                         ----------  ----------          --------   -----------

    * DATE OF COMMENCEMENT OF OPERATIONS--MAY 7, 1997--OTC SUBACCOUNT AND JUNO SUBACCOUNT; MAY 29, 1997--PRECIOUS METALS SUBACCOUNT AND U.S. GOVERNMENT BOND SUBACCOUNT.

See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         NOVA SUBACCOUNT  URSA SUBACCOUNT
                                            PERIOD ENDED     PERIOD ENDED
                                            DECEMBER 31,     DECEMBER 31,
                                                   1997*            1997*
                                         ---------------  ---------------
CHANGES FROM OPERATIONS
  Net Investment Income (Loss)           $        25,410  $        (3,330)
  Net Realized Gain (Loss) on
    Investments                                  112,377         (254,521)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments                198,918          (77,323)
                                         ---------------  ---------------
  Net Increase (Decrease) in Net Assets
    from Operations                              336,705         (335,174)
                                         ---------------  ---------------
CHANGES FROM PRINCIPAL TRANSACTIONS
  Contract Purchase Payments less Sales
    and Administrative Expenses and
    Applicable Premium Taxes                  76,198,580       45,239,040
  Contract Terminations                      (66,087,249)     (42,025,022)
                                         ---------------  ---------------
Net Increase (Decrease) in Net Assets
  Derived from Principal Transactions         10,111,331        3,214,018
                                         ---------------  ---------------
  Net Increase in Net Assets                  10,448,036        2,878,844
                                         ---------------  ---------------
NET ASSETS--Beginning of Period                       --               --
                                         ---------------  ---------------
NET ASSETS--End of Period                $    10,448,036  $     2,878,844
                                         ---------------  ---------------
                                         ---------------  ---------------

* COMMENCEMENT OF OPERATIONS: MAY 7, 1997--NOVA SUBACCOUNT AND URSA SUBACCOUNT See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                 PRECIOUS
                                                                   METALS
                                          OTC SUBACCOUNT       SUBACCOUNT
                                            PERIOD ENDED     PERIOD ENDED
                                            DECEMBER 31,     DECEMBER 31,
                                                   1997*            1997*
                                         ---------------  ---------------
CHANGES FROM OPERATIONS
  Net Investment Income (Loss)           $       (15,375) $        (5,585)
  Net Realized Gain (Loss) on
    Investments                                  (81,503)        (365,727)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments               (105,801)          39,904
                                         ---------------  ---------------
  Net Increase (Decrease) in Net Assets
    from Operations                             (202,679)        (331,408)
                                         ---------------  ---------------
CHANGES FROM PRINCIPAL TRANSACTIONS
  Contract Purchase Payments less Sales
    and Administrative Expenses and
    Applicable Premium Taxes                  18,825,274        4,476,176
  Contract Terminations                      (16,255,190)      (3,626,858)
                                         ---------------  ---------------
Net Increase (Decrease) in Net Assets
  Derived from Principal Transactions          2,570,084          849,318
                                         ---------------  ---------------
  Net Increase in Net Assets                   2,367,405          517,910
                                         ---------------  ---------------
NET ASSETS--Beginning of Period                       --               --
                                         ---------------  ---------------
NET ASSETS--End of Period                $     2,367,405  $       517,910
                                         ---------------  ---------------
                                         ---------------  ---------------

* COMMENCEMENT OF OPERATIONS: MAY 7, 1997--OTC SUBACCOUNT; MAY 29, 1997--PRECIOUS METALS SUBACCOUNT
See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         U.S. GOVERNMENT             JUNO
                                         BOND SUBACCOUNT       SUBACCOUNT
                                            PERIOD ENDED     PERIOD ENDED
                                            DECEMBER 31,     DECEMBER 31,
                                                   1997*            1997*
                                         ---------------  ---------------
CHANGES FROM OPERATIONS
  Net Investment Income (Loss)           $         5,858  $         6,316
  Net Realized Gain (Loss) on
    Investments                                   14,916          (26,480)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments                 16,633               --
                                         ---------------  ---------------
  Net Increase (Decrease) in Net Assets
    from Operations                               37,407          (20,164)
                                         ---------------  ---------------
CHANGES FROM PRINCIPAL TRANSACTIONS
  Contract Purchase Payments less Sales
    and Administrative Expenses and
    Applicable Premium Taxes                   3,840,174        6,578,572
  Contract Terminations                       (2,985,562)      (6,558,408)
                                         ---------------  ---------------
Net Increase (Decrease) in Net Assets
  Derived from Principal Transactions            854,612           20,164
                                         ---------------  ---------------
  Net Increase in Net Assets                     892,019               --
                                         ---------------  ---------------
NET ASSETS--Beginning of Period                       --               --
                                         ---------------  ---------------
NET ASSETS--End of Period                $       892,019  $            --
                                         ---------------  ---------------
                                         ---------------  ---------------

* COMMENCEMENT OF OPERATIONS: MAY 29, 1997--U.S. GOVERNMENT BOND SUBACCOUNT; MAY 7, 1997--JUNO SUBACCOUNT
See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            MONEY MARKET
                                              SUBACCOUNT
                                            PERIOD ENDED
                                            DECEMBER 31,
                                                   1997*
                                         ---------------
CHANGES FROM OPERATIONS
  Net Investment Income (Loss)           $       221,638
  Net Realized Gain (Loss) on
    Investments                                       --
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments                     --
                                         ---------------
  Net Increase (Decrease) in Net Assets
    from Operations                              221,638
                                         ---------------
CHANGES FROM PRINCIPAL TRANSACTIONS
  Contract Purchase Payments less Sales
    and Administrative Expenses and
    Applicable Premium Taxes                 122,126,822
  Contract Terminations                     (104,445,088)
                                         ---------------
Net Increase (Decrease) in Net Assets
  Derived from Principal Transactions         17,681,734
                                         ---------------
  Net Increase in Net Assets                  17,903,372
                                         ---------------
NET ASSETS--Beginning of Period                       --
                                         ---------------
NET ASSETS--End of Period                $    17,903,372
                                         ---------------
                                         ---------------

* COMMENCEMENT OF OPERATIONS: MAY 7, 1997--MONEY MARKET SUBACCOUNT See Notes to Financial Statements.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                  Period Ended December 31, 1997

--------------------------------------------------------------------------------

                                                                   URSA               URSA                 URSA
                                                            SUBACCOUNT*        SUBACCOUNT*          SUBACCOUNT*          MONEY
                                                 NOVA    MAY 7, 1997 TO    MAY 24, 1997 TO     JUNE 10, 1997 TO         MARKET
                                          SUBACCOUNT*      MAY 21, 1997       JUNE 3, 1997    DECEMBER 31, 1997    SUBACCOUNT*
                                         ------------   ---------------   ----------------   ------------------   ------------
PER ACCUMULATION UNIT INCOME
  PERFORMANCE:
ACCUMULATION UNIT VALUE-- BEGINNING OF
  PERIOD                                   $  10.00         $  10.00          $   9.57            $   9.36         $    10.00
                                         ------------   ---------------   ----------------      ----------        ------------
  Investment Income                             .29              .01               .01                 .12                .52
  Expenses                                      .22              .05               .01                 .13                .21
                                         ------------   ---------------   ----------------      ----------        ------------
  Net Investment Income (Loss)                  .07             (.04)              .00                (.01)               .31
  Net Realized and Unrealized Gains
    (Losses) on Securities                     2.14             (.33)              .01               (1.28)               .01
                                         ------------   ---------------   ----------------      ----------        ------------
  Net Increase (Decrease) in
    Accumulation Unit Value                    2.21             (.37)              .01               (1.29)               .32
                                         ------------   ---------------   ----------------      ----------        ------------
ACCUMULATION UNIT VALUE-- END OF PERIOD    $  12.21         $   9.63          $   9.58            $   8.07         $    10.32
                                         ------------   ---------------   ----------------      ----------        ------------
                                         ------------   ---------------   ----------------      ----------        ------------
RATIOS TO AVERAGE NET ASSETS **
  Gross Expenses                              9.09%           13.62%            85.10%               9.21%              6.82%
  Net Expenses                                2.80%            2.90%             2.90%               2.90%              2.20%
  Net Investment Income (Loss)                0.91%         (10.05)%             2.76%             (0.27)%              3.34%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                  178.34%               0%                0%                  0%                 0%
Net Assets, End of Period (000's
  omitted)                                 $ 10,448         $     --          $     --            $  2,879         $   17,903
Number of Accumulation Units
  Outstanding at End of Period              855,862               --                --             356,784          1,734,974

    * COMMENCEMENT OF OPERATIONS: NOVA SUBACCOUNT AND URSA SUBACCOUNT--MAY 7, 1997; MONEY MARKET SUBACCOUNT--MAY 7, 1997
       DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, CERTAIN SUBACCOUNTS MAY EXPERIENCE PERIODS WITH ZERO NET ASSETS. RESULTS ARE PRESENTED FOR PERIODS WITH NET ASSETS GREATER THAN ZERO ONLY. PER ACCUMULATION UNIT AMOUNTS ARE CALCULATED USING AVERAGE OUTSTANDING UNITS.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. EACH OF THE NOVA SUBACCOUNT AND URSA SUBACCOUNT TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                  Period Ended December 31, 1997

--------------------------------------------------------------------------------

                                                                                                                              U.S.
                                                                  U.S.               U.S.                 U.S.          GOVERNMENT
                                                            GOVERNMENT         GOVERNMENT           GOVERNMENT                BOND
                                                                  BOND               BOND                 BOND         SUBACCOUNT*
                                            PRECIOUS       SUBACCOUNT*        SUBACCOUNT*          SUBACCOUNT*     AUGUST 18, 1997
                                   OTC        METALS   MAY 29, 1997 TO   JUNE 24, 1997 TO     JULY 29, 1997 TO                  TO
                           SUBACCOUNT*   SUBACCOUNT*      JUNE 5, 1997      JULY 14, 1997      AUGUST 12, 1997   DECEMBER 31, 1997
                           -----------   -----------   ---------------   ----------------   ------------------   -----------------
PER ACCUMULATION UNIT
  INCOME PERFORMANCE:
ACCUMULATION UNIT
  VALUE--BEGINNING OF
  PERIOD                     $ 10.00       $ 10.00         $10.00             $10.44              $10.92             $  10.70
                           -----------   -----------      -------            -------             -------         -----------------
  Investment Income              .12           .03            .01                .13                 .03                  .24
  Expenses                       .21           .14            .01                .03                 .01                  .09
                           -----------   -----------      -------            -------             -------         -----------------
  Net Investment Income
    (Loss)                      (.09)         (.11)           .00                .10                 .02                  .15
  Net Realized and
    Unrealized Gains
    (Losses) on
    Securities                   .74         (2.87)           .15                .13                (.38)                 .97
                           -----------   -----------      -------            -------             -------         -----------------
  Net Increase (Decrease)
    in Accumulation Unit
    Value                        .65         (2.98)           .15                .23                (.36)                1.12
                           -----------   -----------      -------            -------             -------         -----------------
ACCUMULATION UNIT
  VALUE--END OF PERIOD       $ 10.65       $  7.02         $10.15             $10.67              $10.56             $  11.82
                           -----------   -----------      -------            -------             -------         -----------------
                           -----------   -----------      -------            -------             -------         -----------------
RATIOS TO AVERAGE NET
  ASSETS**
  Gross Expenses               9.07%         9.76%          5.43%             12.68%              49.63%                8.47%
  Net Expenses                 2.80%         2.80%          2.40%              2.40%               2.40%                2.40%
  Net Investment Income
    (Loss)                    (1.22)%       (2.19)%         1.86%              7.94%               3.80%                3.49%
SUPPLEMENTARY DATA:
  Average Commission Rate
    Paid on Equity
    Securities                    --        0.0381             --                 --                  --                   --
  Portfolio Turnover
    Rate***                  449.91%       913.83%             0%                 0%                  0%              760.78%
  Net Assets, End of
    Period (000's
    omitted)                 $ 2,367       $   518         $   --             $   --              $   --             $    892
  Number of Accumulation
    Units Outstanding at
    End of Period            222,217        73,827             --                 --                  --               75,493

    * COMMENCEMENT OF OPERATIONS: OTC SUBACCOUNT--MAY 7, 1997; PRECIOUS METALS SUBACCOUNT--MAY 29, 1997; U.S. GOVERNMENT BOND SUBACCOUNT--MAY 29, 1997 DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, CERTAIN SUBACCOUNTS MAY EXPERIENCE PERIODS WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED FOR PERIODS WITH NET ASSETS GREATER THAN ZERO ONLY. PER ACCUMULATION UNIT AMOUNTS ARE CALCULATED USING AVERAGE OUTSTANDING UNITS.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                  Period Ended December 31, 1997

--------------------------------------------------------------------------------

                                                                                   JUNO
                                JUNO               JUNO          JUNO       SUBACCOUNT*                 JUNO                  JUNO
                         SUBACCOUNT*        SUBACCOUNT*   SUBACCOUNT*     JULY 24, 1997          SUBACCOUNT*           SUBACCOUNT*
                      MAY 7, 1997 TO   JUNE 16, 1997 TO       JULY 7,                TO   AUGUST 26, 1997 TO   OCTOBER 22, 1997 TO
                        JUNE 3, 1997       JULY 2, 1997          1997   AUGUST 11, 1997     OCTOBER 19, 1997     DECEMBER 11, 1997
                      --------------   ----------------   -----------   ---------------   ------------------   -------------------
PER ACCUMULATION
  UNIT INCOME
  PERFORMANCE:
ACCUMULATION UNIT
  VALUE--BEGINNING
  OF PERIOD              $ 10.00            $ 9.71          $  9.59         $ 9.41              $ 9.72               $ 9.50
                      --------------       -------        -----------      -------             -------              -------
  Investment Income          .04               .02              .00            .03                 .07                  .07
  Expenses                   .04               .02              .00            .02                 .06                 (.04)
                      --------------       -------        -----------      -------             -------              -------
  Net Investment
    Income (Loss)            .00               .00              .00            .01                 .01                  .11
  Net Realized and
    Unrealized Gains
    (Losses) on
    Securities              (.14)             (.03)            (.05)           .26                (.21)                (.60)
                      --------------       -------        -----------      -------             -------              -------
  Net Increase
    (Decrease) in
    Accumulation
    Unit Value              (.14)             (.03)            (.05)           .27                (.20)                (.49)
                      --------------       -------        -----------      -------             -------              -------
ACCUMULATION UNIT
  VALUE--END OF
  PERIOD                 $  9.86            $ 9.68          $  9.54         $ 9.68              $ 9.52               $ 9.01
                      --------------       -------        -----------      -------             -------              -------
                      --------------       -------        -----------      -------             -------              -------
RATIOS TO AVERAGE
  NET ASSETS**
  Gross Expenses           6.13%             5.71%          111.10%          3.23%               7.88%               19.73%
  Net Expenses             2.90%             2.90%            2.90%          2.90%               2.90%                2.90%
  Net Investment
    Income (Loss)        (0.37)%             1.29%            0.74%          1.50%               0.80%                8.68%
SUPPLEMENTARY DATA:
Portfolio Turnover
  Rate***                     0%                0%               0%             0%                  0%                   0%
Net Assets, End of
  Period (000's
  omitted)               $    --            $   --          $    --         $   --              $   --               $   --
Number of
  Accumulation Units
  Outstanding at End
  of Period                   --                --               --             --                  --                   --

    *  COMMENCEMENT OF OPERATIONS: JUNO SUBACCOUNT--MAY 7, 1997
       DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, CERTAIN SUBACCOUNTS MAY EXPERIENCE PERIODS WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED FOR PERIODS WITH NET ASSETS GREATER THAN ZERO ONLY. PER ACCUMULATION UNIT AMOUNTS ARE CALCULATED USING AVERAGE OUTSTANDING UNITS.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE JUNO SUBACCOUNT TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

The Rydex Advisor Variable Annuity Account (the "Account") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company. The Account consists of seven Subaccounts: the Nova Subaccount, the Ursa Subaccount, the Money Market Subaccount, the OTC Subaccount, the Precious Metals Subaccount, the U.S. Government Bond Subaccount, and the Juno Subaccount and is managed by PADCO Advisors II, Inc. ("PADCO"). PADCO Financial Services, Inc. ("PFSI") acts as principal underwriter for the Account. The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Account in the preparation of its financial statements.

The Account was established as a segregated investment account for individual variable annuity contracts issued by Great American Reserve Insurance Company ("GARCO"). GARCO is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services company listed on the New York Stock Exchange.

SECURITY VALUATION

Securities listed on an exchange are valued at the latest quoted sales prices as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Account are valued at their last bid price. Over-the-counter options held by the Account are valued using the average bid price obtained from one or more securities dealers. The value of futures contracts purchased and sold by the Account are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short term securities with less than sixty days to maturity are valued at amortized cost, which approximates market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Managers.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and expenses are accrued on a daily basis.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ORGANIZATION COSTS

Deferred organization costs represent expenses incurred and paid on behalf of the Account by GARCO and PADCO. These expenses which total approximately $821,573 will be reimbursed to GARCO and PADCO by the Account. These initial costs were allocated to the Subaccounts within the Account. The Account is amortizing the total organization costs on a straight line basis over a five year period beginning with the commencement of operations. These amortized costs are then allocated to the Subaccounts daily and reconciled and settled monthly between the Subaccounts on the basis of the relative net assets of each Subaccount to the total assets of the Account. The monthly amortized amount is paid to PADCO and GARCO. At December 31, 1997, accrued organization costs payable by the Account to GARCO and PADCO were $173,266 and $555,120, respectively.

VALUE OF AN ACCUMULATION UNIT

The value of an accumulation unit is determined daily by dividing the current market value of total Subaccount assets, less liabilities, called net assets, by the total number of units of that Subaccount outstanding. When the asset level of a Subaccount is at zero, the Account's policy is to calculate the accumulation unit value for that Subaccount each day based on the same day change in the net asset value of the public Rydex Mutual Fund comparable to that Subaccount, commencing with the last reported unit value of the Subaccount.

OPTIONS AND FUTURES

Upon the purchase of a put option or a call option by a Subaccount, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Subaccount will realize a loss in the amount of the cost of the option. When a Subaccount enters into a closing sale transaction, the Subaccount will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Subaccount exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Subaccount exercises a call option, the cost of the security which the Subaccount purchases upon exercise will be increased by the premium originally paid.

When a Subaccount writes a call option or a put option, an amount equal to the premium received by the Subaccount is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Subaccount realizes a gain equal to the amount of the premium received. When a Subaccount enters into a closing purchase transaction, the Subaccount realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to the option is eliminated. When a written call option is exercised, the Subaccount realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Subaccount purchased upon exercise.

Futures contracts provide for the future sale by one party and the future purchase by another party of a specified amount of a specified financial instrument at an agreed upon price, date, time, and place. Upon entering into a futures contract, the Subaccount is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Subaccount each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Subaccount recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

SHORT SALES

The Subaccounts may make short sales of securities. A short sale is a transaction in which the Subaccount sells a security it does not own (but has borrowed) in anticipation of a decline in the market price of the security. A Subaccount may make short sales to offset a potential decline in a long position or a group of long positions, or if the Subaccount believes that a decline in the price of a particular security or group of securities is likely.

When a Subaccount makes a short sale, the proceeds it receives are retained by the broker until the Subaccount replaces the borrowed security. In order to deliver the security to the buyer, the Subaccount must arrange through a broker to borrow the security and, in so doing, the Subaccount becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. The Subaccount may have to pay a premium to borrow the security. The Subaccount must also pay any dividends or interest payable on the security until the Subaccount replaces the security.

The Subaccount's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with the broker, consisting of cash or U.S. Government securities or other securities acceptable to the broker. In addition, with respect to any short sale, other than short sales against the box, the Subaccount will be required to maintain collateral consisting of cash, cash items, or U.S. Government securities segregated with its custodian in an amount such that the

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
value of the sum of both collateral deposits is at all times equal to at least 100% of the current market value of the securities sold short. The deposits do not necessarily limit the Subaccount's potential loss on a short sale, which may exceed the entire amount of the collateral.

If the price of the security sold short increases between the time of the short sale and the time the Subaccount replaces the borrowed security, the Subaccount will incur a loss, and if the price declines during this period, the Subaccount will realize a capital gain. Any realized gain will be decreased, and any incurred loss increased, by the amount of transactional costs and any premium, dividend, or interest which the Subaccount may have to pay in connection with such short sale.

2.  FINANCIAL INSTRUMENTS

As part of its investment program, the Subaccounts may utilize options and futures. The risk associated with purchasing options is limited to the premium originally paid. Options written by a Subaccount involve to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a Subaccount may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Subaccount may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Subaccount may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Subaccount may not be able to enter into a closing transaction because of an illiquid secondary market.

In conjunction with the use of options and futures, as well as short sales of securities, the Subaccounts are required to maintain collateral in various forms. The Subaccounts use, where appropriate depending upon the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, and the repurchase agreements allocated to each Subaccount as collateral for options, futures, and securities sold short.

3.  FEDERAL INCOME TAXES

No provision for Federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the operations of GARCO, which is treated as

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and net realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

4.  USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

5.  DEDUCTIONS AND EXPENSES

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such expenses are not affected by expense or mortality experience because GARCO assumes the mortality risk and the expense risk under the contracts.

The mortality risk assumed by GARCO results from the life annuity payment option in the contracts in which GARCO agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actual determination of expected mortality, GARCO is required to fund any deficiency in the annuity payment reserves from its general account assets.

A fee, which is equal on an annual basis to 1.25% of the daily value of the Account, is deducted on a daily basis from each Account for assuming the mortality and expense risks. These fees were $154,279 for the period ended December 31, 1997.

An administrative charge, which is equal on an annual basis to .15% of the daily value of the Account, is deducted on a daily basis from each Account for contract administrative charges. These fees were $18,514 for the period ended December 31, 1997.

6.  REPURCHASE AGREEMENTS

The Account transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in a repurchase agreement collateralized by Federal agency obligations. Collateral is in the possession of the Account's custodian and it is evaluated daily to ensure that its

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
market value exceeds the delivery value of the repurchase agreements at maturity. As of December 31, 1997, the repurchase agreement with Fuji Securities, Inc. in the joint account totalled $27,129,258 in par at 6.500%, maturing 1/2/1998, to be repurchased at $27,138,920. The repurchase agreement was collateralized by $26,024,000 in par of United States Treasury Notes, 6.375%, maturing 1/15/2000, with a current market value of $27,130,020.

Risks arise from the possible delay in recovery of potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Account's investment advisor, acting under the supervision of the Board of Managers, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Account enters into repurchase agreements to evaluate potential risks.

7.  INVESTMENT ADVISORY AND TACTICAL ALLOCATION SERVICES

Under the terms of an investment advisory contract, the Account pays PADCO investment advisory fees calculated at an annual percentage rate of one half of one percent (0.50%) of the average net assets of the Money Market Subaccount and the U.S. Government Bond Subaccount, three-quarters of one percent (0.75%) of the average net assets of the Nova Subaccount, the Precious Metals Fund, and the OTC Subaccount, and nine-tenths of one percent (0.90%) of the average net assets of the Ursa Subaccount and the Juno Subaccount.

PADCO Services, Inc. (the "Servicer") provides tactical allocation administrative services to the Account calculated at an annual percentage rate of two-tenths of one percent (0.20%) of the average net assets of the Money Market Subaccount, U.S. Government Bond Subaccount, Precious Metals Subaccount, and the OTC Subaccount; and at an annual rate of one-quarter of one percent (0.25%) of the average net assets of the Nova Subaccount, the Ursa Subaccount, and the Juno Subaccount.

The Servicer also provides other necessary services to the Account, such as accounting and auditing services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Subaccount to Subaccount.

PADCO and the Servicer have voluntarily agreed to waive their investment advisory and tactical allocation administrative service fees and, if necessary, to reimburse any Subaccount expenses which would cause the ratios of expenses to average net assets to exceed 2.80%, 2.90%, 2.20%, 2.80%, 2.80%, 2.40%, and 2.90%
for the Nova, Ursa, Money Market, OTC, Precious Metals, U.S. Government Bond, and Juno Subaccounts, respectively, through December 31, 1997. Effective January 1, 1998, these voluntary limitations increased to 3.60%, 3.70%, 3.00%, 3.60%, 3.60%, 3.20%, and 3.70%, respectively.

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

At December 31, 1997, the Subaccounts had net receivables for reimbursement of miscellaneous expenses of $17,412 from the Servicer. All investment advisory fees and tactical allocation fees accrued had been waived by the provider of these services.

During the period ended December 31, 1997, the following fees and expenses were waived by PADCO and the Servicer, or reimbursed by PADCO in the Subaccount shown:

                                                                                MISCELLANEOUS      TOTAL FEES AND
                                             ADVISORY    TACTICAL ALLOCATION         EXPENSES    EXPENSES WAIVED/
                                          FEES WAIVED            FEES WAIVED       REIMBURSED          REIMBURSED
                                         ------------   --------------------   --------------   -----------------
Nova                                        $20,858            $ 6,953            $147,177           $174,988
Ursa                                          8,957              2,488              51,066             62,511
Money Market                                 33,131             13,252             259,787            306,170
OTC                                           9,458              2,509              67,056             79,023
Precious Metals                               1,912                512              15,298             17,722
U.S. Government Bond                            793                319              10,039             11,151
Juno                                          2,375                660              13,879             16,914
                                         ------------         --------         --------------   -----------------
Total                                       $77,484            $26,693            $564,302           $668,479
                                         ------------         --------         --------------   -----------------
                                         ------------         --------         --------------   -----------------

Effective October 24, 1997 through October 24, 1999, the Subaccounts are required to reimburse PADCO and the Servicer for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Subaccount's ratio of expenses to average net assets to exceed the specified rates. Through December 31, 1997 the fees waived and expenses reimbursed subject to reimbursement to PADCO and the Servicer for each Subaccount was as follows:

Nova                                     $106,519
Ursa                                       50,027
Money Market                              210,946
OTC                                        36,400
Precious Metals                             8,312
U.S. Government Bond                        7,321
Juno                                        8,232
                                         --------
Total                                    $427,757
                                         --------
                                         --------

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

During the period ended December 31, 1997 purchases and sales of investment securities were:

                                                                                                  U.S.
                                                             MONEY                PRECIOUS  GOVERNMENT
                                      NOVA        URSA      MARKET         OTC      METALS        BOND        JUNO
                                SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
Purchases                       $2,277,849         $--         $--  $8,087,040  $4,376,739  $3,362,746         $--
Sales                           $1,524,977         $--         $--  $5,664,771  $3,546,494  $2,710,575         $--

The transactions shown above exclude short term and temporary cash investments.

9.  NET ASSETS

Net assets consisted of the following at December 31, 1997:

                                                                                                              U.S.
                                                                         MONEY                PRECIOUS  GOVERNMENT
                                                 NOVA        URSA       MARKET         OTC      METALS        BOND        JUNO
                                           SUBACCOUNT  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                                          -----------  ----------  -----------  ----------  ----------  ----------  ----------
Paid-In-Capital                           $10,111,331  $3,214,018  $17,681,734  $2,570,084   $ 849,318    $854,612    $ 20,164
Net Investment Income                          25,410                  221,638                               5,858       6,316
Net Investment Loss                                        (3,330)                 (15,375)     (5,585)
Accumulated Net Realized Gain (Loss) on
  Investments                                 112,377    (254,521)                 (81,503)   (365,727)     14,916     (26,480)
Net Unrealized Appreciation
  (Depreciation) on Investments, Options
  and Futures Contracts                       198,918     (77,323)                (105,801)     39,904      16,633           0
                                          -----------  ----------  -----------  ----------  ----------  ----------  ----------
Net Assets                                $10,448,036  $2,878,844  $17,903,372  $2,367,405   $ 517,910    $892,019     $     0
                                          -----------  ----------  -----------  ----------  ----------  ----------  ----------
                                          -----------  ----------  -----------  ----------  ----------  ----------  ----------

10.  INCREASE/DECREASE IN ACCUMULATION UNITS

Transactions in units for the period ended December 31, 1997 were:

                                                                                                          U.S.
                                                                  MONEY                  PRECIOUS   GOVERNMENT
                                       NOVA         URSA         MARKET          OTC       METALS         BOND         JUNO
                                 SUBACCOUNT   SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                -----------  -----------  -------------  -----------  -----------  -----------  -----------
Units Purchased                   6,454,734    5,384,612     11,946,671    1,654,828      500,396      358,829      683,854
Units Withdrawn                  (5,598,872)  (5,027,828)   (10,211,697)  (1,432,611)    (426,569)    (283,336)    (683,854)
                                -----------  -----------  -------------  -----------  -----------  -----------  -----------
Net Units Purchased                 855,862      356,784      1,734,974      222,217       73,827       75,493            0
                                -----------  -----------  -------------  -----------  -----------  -----------  -----------
                                -----------  -----------  -------------  -----------  -----------  -----------  -----------

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in dollars for the period ended December 31, 1997 were:

                                                                                                             U.S.
                                                                    MONEY                   PRECIOUS   GOVERNMENT
                                        NOVA          URSA         MARKET           OTC       METALS         BOND         JUNO
                                  SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                ------------  ------------  -------------  ------------  -----------  -----------  -----------
Units Purchased                 $ 76,198,580  $ 45,239,040  $ 122,126,822  $ 18,825,274  $ 4,476,176  $ 3,840,174  $ 6,578,572
Units Withdrawn                  (66,087,249)  (42,025,022)  (104,445,088)  (16,255,190)  (3,626,858)  (2,985,562)  (6,558,408)
                                ------------  ------------  -------------  ------------  -----------  -----------  -----------
Net Units Purchased             $ 10,111,331  $  3,214,018  $  17,681,734  $  2,570,084  $   849,318  $   854,612  $    20,164
                                ------------  ------------  -------------  ------------  -----------  -----------  -----------
                                ------------  ------------  -------------  ------------  -----------  -----------  -----------

11.  OPTION CONTRACTS WRITTEN

During the period ended December 31, 1997 contracts written were:

Put Options Written:

                                                              OTC SUBACCOUNT
                                                           ---------------------
                                                           NUMBER OF     INITIAL
                                                           CONTRACTS    PREMIUMS
                                                           ---------   ---------
Outstanding at Beginning of Period                                 0   $       0
Options Written                                                   82     213,312
Options Terminated                                               (80)   (205,318)
                                                           ---------   ---------
Outstanding at End of Period                                       2   $   7,994
                                                           ---------   ---------
                                                           ---------   ---------

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Managers of
Rydex Advisor Variable Annuity Account

    We have audited the accompanying statements of assets and liabilities of the Nova Subaccount, Ursa Subaccount, Money Market Subaccount, OTC Subaccount, Precious Metals Subaccount, U.S. Government Bond Subaccount and Juno Subaccount (collectively the "Account"), including the portfolios of investments, as of December 31, 1997, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Nova Subaccount, Ursa Subaccount, Money Market Subaccount, OTC Subaccount, Precious Metals Subaccount, U.S. Government Bond Subaccount and Juno Subaccount of Rydex Advisor Variable Annuity Account as of December 31, 1997, the results of their operations, the changes in their net assets, and financial highlights for each of the periods presented therein in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
March 6, 1998